Trade and other payables (Tables)	3 Months Ended
Mar. 31, 2020
Trade and other payables
Summary of trade and other payables
	As of	As of
	December 31,	March 31,
	2019	2020
Payables to merchants	12,116	12,276
Money remittances and e-wallets accounts payable	6,515	6,336
Deposits received from agents	6,246	3,036
Commissions payable	503	420
Accrued personnel expenses and related taxes*	883	1,108
Provision for undrawn credit commitments (Note 20)	98	73
Other payables	934	976
Total trade and other payables	27,295	24,225

* As of March 31, 2020 personnel expenses include 146 as redundancy provision for Rocketbank employees.